Profit Share Allocation (Tables)	12 Months Ended
Dec. 31, 2016
Millburn Multi-Markets Trading L.P. [Member]
Schedule Of Profit Share Allocation

	Profit Share
	2016	2015

US Feeder	$2,716,451	$71,934
Cayman Feeder	239,199	62,828
Other (1)	30,104	7,787
Total	$2,985,754	$142,549
(1) Direct investors in the Partnership